Trade and Other Receivables - Gross and Net Amount of Trade Receivables (Details) - GBP (£) £ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables	£ 131,650	£ 88,086
Gross carrying amount
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables	135,665	91,589
Expected credit loss allowance
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables	£ (4,015)	£ (3,503)